Leases (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Right of use, beginning	$ 660
Additions and contact modifications	96
Depreciation	(141)
Translation adjustment	29
Right of use, ending	607
Transfer to held for sale	(37)
Ports [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	51
Additions and contact modifications	(8)
Depreciation	(21)
Translation adjustment	4
Right of use, ending	26
Vessels [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	353
Additions and contact modifications	44
Depreciation	(52)
Right of use, ending	345
Pelletizing Plants [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	109
Additions and contact modifications
Depreciation	(32)
Translation adjustment	13
Right of use, ending	90
Properties [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	94
Additions and contact modifications	31
Depreciation	(17)
Translation adjustment	12
Right of use, ending	83
Transfer to held for sale	(37)
Energy Plants [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	28
Additions and contact modifications
Depreciation	(7)
Right of use, ending	21
Other [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	25
Additions and contact modifications	29
Depreciation	(12)
Right of use, ending	$ 42